Stock-Based Compensation Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Equity-settled PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 6,894		$ 11,671
Compensation expense, net of taxes	$ 6,894		$ 11,671
Weighted-average grant date fair value per unit, PRSUs	$ 22.19		$ 22.19
Cash-settled PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 419		$ 519
Compensation expense, net of taxes	$ 419		$ 519
Weighted-average grant date fair value per unit, PRSUs	$ 63,497.00		$ 63,497.00
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 20,403		$ 20,403
Compensation expense, net of taxes	$ 20,403		$ 20,403
Weighted-average fair value per unit, options	$ 1.85		$ 1.85
Total fair value of vested options	$ 16,309		$ 16,309
Successor | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 18,883,000
Predecessor | Cash-settled PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 5,209		$ 11,155
Compensation expense, net of taxes		$ 5,209		$ 11,155
Weighted-average grant date fair value per unit, PRSUs		$ 33,672.00		$ 33,672.00